Semiannual Report - Financial Statements

T. Rowe Price
Tax-Exempt
Money Fund

August 31, 2002


T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights             For a share outstanding throughout each period


Tax-Exempt Money shares

               6 Months   Year
                Ended      Ended
               8/31/02    2/28/02    2/28/01    2/29/00    2/28/99    2/28/98
NET ASSET VALUE
Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment activities
  Net investment income
  (loss)          0.005      0.021      0.036      0.029      0.029      0.032
Distributions
  Net investment
  income         (0.005)    (0.021)    (0.036)    (0.029)    (0.029)    (0.032)

NET ASSET VALUE
End of period  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Ratios/Supplemental Data

Total return^      0.54%      2.12%      3.67%      2.94%      2.97%      3.24%
Ratio of total
expenses to
average net
assets             0.52%!     0.53%      0.53%      0.53%      0.52%      0.52%

Ratio of net
investment
income (loss)
to average
net assets        1.08%!      2.10%      3.61%      2.91%      2.93%      3.20%

Net assets, end
of period
(in thousands) $678,024   $724,084   $730,782   $669,615   $710,56    $740,757

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights             For a share outstanding throughout each period

Tax-Exempt Money - PLUS Class shares
                6 Months        Year     11/1/98
                   Ended       Ended     Through
                 8/31/02     2/28/02     2/28/01     2/29/00     2/28/99

NET ASSET VALUE
Beginning of
period         $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment activities
Net investment
income (loss)      0.005       0.020       0.034       0.028       0.007

Distributions
Net investment
income            (0.005)     (0.020)     (0.034)     (0.028)     (0.007)

NET ASSET VALUE
End of period  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Ratios/Supplemental Data

Total return^       0.53%       1.99%       3.44%       2.79%       0.74%
Ratio of total
expenses
to average net
assets              0.53%!      0.67%       0.76%       0.67%     0.99%!

Ratio of net
investment
income (loss)
to average
net assets          1.07%!      1.94%       3.38%       2.81%     2.01%!

Net assets,
end of period
(in thousands) $  36,872   $  29,115   $  21,817   $  17,694   $   4,208

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees. ! Annualized

The accompanying notes are an integral part of these financial statements.




T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Unaudited                                                      August 31, 2002


Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                            In thousands

ALABAMA  1.8%
Alabama, GO, VRDN (Currently 1.44%)        $         6,600      $         6,600
Tuscaloosa County Board of Ed.
  VRDN (Currently 1.35%)                             5,930                5,930
Total Alabama (Cost  $12,530)                                            12,530

ARIZONA  2.1%
Maricopa County IDA, Gran Victoria Housing
  VRDN (Currently 1.35%)                             1,800                1,800
Salt River Agricultural Improvement & Power
  TECP, 1.47%, 9/5/02                               12,100               12,100
  4.75%, 1/1/03                                      1,000                1,009
Total Arizona (Cost  $14,909)                                            14,909

CALIFORNIA  0.6%
San Bernardino County, GO, TRAN
  2.50%, 7/1/03                                      2,000                2,013
  3.00%, 7/1/03                                      2,500                2,527
Total California (Cost  $4,540)                                           4,540

COLORADO  2.1%
Colorado HFA, Sisters of Charity of Leavenworth
  VRDN (Currently 1.40%)                             5,000                5,000
Denver City & County Airport
  7.50%, 11/15/12
  (Prerefunded 11/15/02!)                            5,500                5,677
Denver City & County IDR, W. W. Grainger
  VRDN (Currently 1.45%)                             2,190                2,190
La Plata County PCR
  BP Amoco
  1.40%, 3/1/03                                      1,080                1,080
  1.55%, 9/1/02                                      1,080                1,080
Total Colorado (Cost  $15,027)                                           15,027

DELAWARE  1.0%
Delaware Transportation Auth.
  3.00%, 7/1/03 (AMBAC Insured)                      7,000                7,091
  Total Delaware (Cost $7,091)                                            7,091

DISTRICT OF COLUMBIA  0.7%
District of Columbia
  Henry J. Kaiser Foundation
  VRDN (Currently 1.37%)                             3,000                3,000
  Multimodal Smithsonian
  VRDN (Currently 1.25%)                             2,160                2,160
Total District of Columbia (Cost  $5,160)                                 5,160

FLORIDA  3.2%
Florida Board of Ed., GO
  VRDN (Currently 1.42%)
  (FGIC Insured)                                     3,400                3,400
  VRDN (Currently 1.45%)                             3,680                3,680
Florida Board of Ed.
  VRDN (Currently 1.45%)                             8,470                8,470
Orange County IDA, W. W. Grainger
  VRDN (Currently 1.45%)                             1,185                1,185
Orlando Utilities Commission,
  VRDN (Currently 1.30%)                             4,000                4,000
Tampa Bay Water
  VRDN (Currently 1.42%)
  (FGIC Insured)                                     2,000                2,000
Total Florida (Cost  $22,735)                                            22,735

GEORGIA  7.1%
Atlanta, GO, TAN, 1.65%, 12/31/02                   12,000               12,000
Atlanta Water & Sewer
  VRDN (Currently 1.42%)
  (FGIC Insured)                                     4,995                4,995
Cobb County Dev. Auth., Kennesaw State Univ.
  VRDN (Currently 1.35%)                             2,000                2,000
Cobb County School Dist., GO, 6.15%, 2/1/03          8,450                8,597
Cobb-Marietta Water Auth., 2.00%, 11/1/02            2,800                2,802
Dekalb County Hosp. Auth.
  DeKalb Regional HC System
  VRDN (Currently 1.40%)                             2,515                2,515
Georgia, GO
  2.00%, 8/1/03                                      4,000                4,018
  5.75%, 8/1/03                                      4,000                4,158
Georgia Tollway Auth.
  VRDN (Currently 1.44%)                             5,398                5,397
  BAN, 2.75%, 11/20/02                               4,000                4,000
Total Georgia (Cost  $50,482)                                            50,482

HAWAII  0.5%
Hawaii, VRDN (Currently 1.45%)
  (Prerefunded 9/9/02!)                              3,200                3,200
Total Hawaii (Cost  $3,200)                                               3,200

IDAHO  0.1%
Idaho HFA, St. Lukes Regional Medical Center
  VRDN (Currently 1.88%) (FSA Insured)                 400                  400
Total Idaho (Cost  $400)                                                    400

ILLINOIS  10.5%
Illinois, GO
  VRDN (Currently 1.45%)                             7,630                7,630
  3.00%, 6/15/03                                     4,000                4,049
  3.00%, 8/1/03                                      7,550                7,658
  5.15%, 9/1/02 (FGIC Insured)                         500                  500
Illinois Dev. Fin. Auth., Palos Community Hosp.
  VRDN (Currently 1.40%)                            27,100               27,100
Illinois EFA, Northwestern Univ.
  VRDN (Currently 1.45%)                             5,200                5,200
Illinois HFA
  Little Co. of Mary Hosp.
  VRDN (Currently 1.48%)                             4,500                4,500
  VRDN (Currently 1.48%)
  (MBIA Insured)                                    12,210               12,210
     Northwest Community Healthcare
  VRDN (Currently 1.95%)                               800                  800
Metropolitan Pier and Exposition Auth.
  VRDN (Currently 1.46%)
  (MBIA Insured)                                     4,100                4,100
Niles Village IDR, W. W. Grainger
  VRDN (Currently 1.45%)                             1,000                1,000
Total Illinois (Cost  $74,747)                                           74,747

INDIANA  1.6%
Gary IDR, W. W. Grainger, VRDN (Currently 1.45%)       730                  730
Indiana HFFA, Ascension Health, 1.83%, 7/3/03       10,500               10,500
Total Indiana (Cost  $11,230)                                            11,230

KANSAS  1.5%
Kansas Dev. Fin. Auth., VRDN (Currently 1.39%)      11,000               11,000
Total Kansas (Cost  $11,000)                                             11,000

LOUISIANA  1.3%
Louisiana, GO, VRDN (Currently 1.45%)
  (MBIA Insured)                                     3,145                3,145
New Orleans Aviation Board
  VRDN (Currently 1.35%)
  (MBIA Insured)                                     1,620                1,620
Plaquemines Port, Harbor & Terminal, Chevron Corp.
  2.75%, 9/1/03                                      4,730                4,727
Total Louisiana (Cost  $9,497)                                            9,492

MARYLAND  9.5%
Anne Arundel County, GO, TECP, 1.60%, 11/7/02        5,000                5,000
Baltimore County, GO
  VRDN (Currently 1.45%)                             2,000                2,000
  TECP, 1.30%, 11/4/02                               1,000                1,000
Frederick County, GO,
  VRDN (Currently 1.35%)                             2,500                2,500
Frederick County EFA, Hood College
  VRDN (Currently 1.35%)                             3,260                3,260
Gaithersburg, Asbury Solomons
  VRDN (Currently 1.40%)
  (MBIA Insured)                                     5,600                5,600
Howard County, TECP, 1.30%, 9/6/02                  10,000               10,000
Maryland Economic Dev. Corp.
  Federation of American Societies
  VRDN (Currently 1.80%)                               800                  800
Maryland DOT
  4.125%, 9/15/02                                    1,000                1,001
  5.00%, 9/1/02                                        500                  500
Maryland HHEFA
  Catholic Health Initiatives
  VRDN (Currently 1.45%)                             3,500                3,500
  Charlestown Community
  VRDN (Currently 1.25%)                             8,500                8,500
  Johns Hopkins Univ., TECP
  1.30%, 10/17/02                                    4,000                4,000
  Trinity School, VRDN (Currently 1.35%)             3,500                3,500
Maryland Industrial Dev. Fin. Auth.
  Calvert School, VRDN (Currently 1.40%)             7,500                7,500
  National Aquarium in Baltimore
  VRDN (Currently 1.40%)                             4,000                4,000
Univ. of Maryland, VRDN (Currently 1.30%)            5,000                5,000
Total Maryland (Cost  $67,661)                                           67,661

MASSACHUSETTS  0.1%
Massachusetts HEFA, Harvard Univ.,
  5.25%, 1/15/03                                       500                  506
Total Massachusetts (Cost  $506)                                            506

MICHIGAN  4.8%
Detroit Water Supply Systems
  VRDN (Currently 1.45%) (FGIC Insured)              7,500                7,500
Michigan, GO, TECP, 1.55%, 9/4/02                    3,000                3,000
Michigan Building Auth., GO
  6.00%, 10/1/02 (AMBAC Insured)                       600                  602
Michigan Building Auth.
  VRDN (Currently 1.35%)                            15,000               15,000
Michigan HDA, VRDN (Currently 1.45%)
  (MBIA Insured)                                     1,500                1,500
Univ. of Michigan, VRDN (Currently 1.35%)            7,000                7,000
Total Michigan (Cost  $34,602)                                           34,602

MINNESOTA  0.0%
Minnesota, GO
  4.00%, 11/1/02                                       100                  100
  4.00%, 11/2/02                                       175                  176
Total Minnesota (Cost  $276)                                                276

MISSISSIPPI  1.4%
Mississippi, GO, VRDN (Currently 1.42%)              6,165                6,165
Mississippi Hosp. Equipment Fac. Auth.
  North Mississippi Health Services
  VRDN (Currently 1.40%)                             2,200                2,200
Rankin County Ind. Dev., Siemens,
  VRDN (Currently 1.40%)                             1,600                1,600
Total Mississippi (Cost  $9,965)                                          9,965

NEVADA  1.3%
Clark County, GO, 5.25%, 12/1/02                     1,000                1,010
Clark County School Dist.
  VRDN (Currently 1.42%) (FGIC Insured)              8,485                8,485
Total Nevada (Cost  $9,495)                                               9,495

NEW HAMPSHIRE  0.7%
New Hampshire, GO, 3.00%, 11/1/02                    5,000                5,009
Total New Hampshire (Cost  $5,009)                                        5,009

NEW JERSEY  1.9%
New Jersey, TRAN, 3.00%, 6/12/03                    13,500               13,656
Total New Jersey (Cost  $13,656)                                         13,656

NEW MEXICO  0.1%
New Mexico Highway Commission,
  4.75%, 6/15/03                                     1,000                1,026
Total New Mexico (Cost  $1,026)                                           1,026

NEW YORK  0.5%
New York City Transitional Fin. Auth.
  BAN, 3.25%, 10/2/02                                3,500                3,504
Total New York (Cost  $3,504)                                             3,504

NORTH CAROLINA  5.6%
Charlotte Airport
  VRDN (Currently 1.48%) (MBIA Insured)              3,000                3,000
Mecklenburg County, GO,
  VRDN (Currently 1.30%)                             2,400                2,400
Mecklenburg Hosp. Auth.,
  VRDN (Currently 1.30%)                             1,000                1,000
North Carolina, GO
  VRDN (Currently 1.30%)                             5,000                5,000
  VRDN (Currently 1.39%)                             3,995                3,995
  VRDN (Currently 1.41%)                             7,995                7,995
North Carolina Medical Care Commission
  Firsthealth of the Carolinas
  VRDN (Currently 1.35%)                            10,000               10,000
Winston Salem
  VRDN (Currently 1.40%)                             3,500                3,500
Winston Salem, GO
  VRDN (Currently 1.40%)                             3,000                3,000
Total North Carolina (Cost  $39,890)                                     39,890

OHIO  1.5%
Ohio
  GO, 4.00%, 11/1/02                                   680                  683
  GO, 5.25%, 12/1/02                                   500                  504
  4.50%, 6/15/03                                     2,000                2,048
Ohio Turnpike, VRDN (Currently 1.45%)
  (FGIC Insured)                                     7,495                7,495
Ohio Water Dev. Auth., 5.35%, 12/1/02
  (MBIA Insured)                                       300                  303
Total Ohio (Cost  $11,033)                                               11,033

OREGON  3.3%
Oregon, GO, TAN, 3.25%, 5/1/03                      13,025               13,132
Oregon Housing & Community Services Dept.
  Single Family Mortgage
  1.50%, 9/25/03                                     8,580                8,580
  2.20%, 9/12/02                                     2,000                2,000
Total Oregon (Cost  $23,712)                                             23,712

PENNSYLVANIA  0.7%
Montgomery County IDA, W. W. Grainger
  VRDN (Currently 1.45%)                             1,230                1,230
Philadelphia HHEFA, Jefferson Health,
  2.35%, 3/27/03                                     4,000                4,000
Total Pennsylvania (Cost  $5,230)                                         5,230

SOUTH CAROLINA  1.9%
Greenville Hosp. Systems, 4.90%, 5/1/03              1,000                1,020
South Carolina, GO, 2.00%, 3/1/03                    6,000                6,019
Spartanburg County, Siemens Energy
  VRDN (Currently 1.40%)                             6,400                6,400
Total South Carolina (Cost  $13,439)                                     13,439

SOUTH DAKOTA  3.0%
South Dakota HEFA
  Avera Health
  (VRDN (Currently 1.45%) (MBIA Insured)             6,980                6,980
     Sioux Valley Hosp., VRDN (Currently 1.45%)     14,745               14,745
Total South Dakota (Cost  $21,725)                                       21,725

TENNESSEE  5.5%
Metropolitan Nashville & Davidson County
  Vanderbilt Univ., 1.65%, 1/15/03                  10,000                9,936
Metropolitan Nashville & Davidson County, GO
  VRDN (Currently 1.45%)
  (FGIC Insured)                                     9,665                9,665
Sevier County Public Building Auth., GO
  Blount County
  VRDN (Currently 1.85%)
  (FSA Insured)                                        585                  585
  Shelby County, GO, VRDN (Currently 1.40%)         19,000               19,000
Total Tennessee (Cost  $39,220)                                          39,186

TEXAS  14.9%
Austin, GO, 4.25%, 9/1/02                              750                  750
Dallas Water & Sewer, TECP, 1.30%, 11/7/02           8,333                8,333
Dallas Community College Dist.,
  VRDN (Currently 1.40%)                             9,400                9,400
Dallas Fort Worth Int'l. Airport Fac. Improvement
  Bombardier, VRDN (Currently 1.50%)                 3,040                3,040
Fort Worth Water & Sewer,
  VRDN (Currently 1.30%)                             6,965                6,965
Gulf Coast Waste Disposal Auth.
  British Petroleum
  1.40%, 3/1/03                                      2,800                2,800
  1.55%, 9/1/02                                      2,300                2,300
Harris County, GO, TECP, 1.30%, 9/4/02              16,000               15,999
Houston, GO, TECP, 1.40%, 10/9/02                   10,000               10,000
Houston Airport System, TECP, 1.45%, 11/7/02         5,000                5,000
Midland Ind. Dev. Corp., W. W. Grainger
  VRDN (Currently 1.45%)                               775                  775
San Antonio Electric & Gas, 4.50%, 2/1/03            1,625                1,643
Texas, GO
  6.50%, 10/1/02                                     1,500                1,506
  TRAN, 2.75%, 8/29/03                              21,000               21,275
Texas Water Dev. Board,
  VRDN (Currently 1.44%)                             7,650                7,650
Univ. of Texas, VRDN (Currently 1.45%)               9,135                9,135
Total Texas (Cost  $106,572)                                            106,571

UTAH  2.7%
Intermountain Power Agency
  VRDN (Currently 1.45%)
  (MBIA Insured)                                     5,000                5,000
Salt Lake City PCR, BP Amoco, 1.50%, 10/1/02         4,715                4,698
Utah, GO, VRDN (Currently 1.35%)                     5,300                5,300
Utah County Hosp., IHC Health Services,
  3.00%, 5/15/03                                     4,000                4,030
Total Utah (Cost  $19,042)                                               19,028

VERMONT  1.0%
Vermont Ed. and Health Buildings Fin. Agency
  Middlebury College, 3.05%, 5/1/03                  6,800                6,800
Total Vermont (Cost  $6,800)                                              6,800

VIRGINIA  3.3%
Fairfax County, GO, VRDN (Currently 1.39%)           2,395                2,395
Fairfax County IDA, Inova Health System
  VRDN (Currently 1.59%)                             1,000                1,000
Virginia, GO, VRDN (Currently 1.45%)                 3,000                3,000
Virginia Public School Auth., GO
  VRDN (Currently 1.42%)                             5,420                5,420
  VRDN (Currently 1.44%)                             4,995                4,995
Virginia Transportation Board, 5.00%, 10/1/02        7,000                7,017
Total Virginia (Cost  $23,827)                                           23,827

WASHINGTON  3.0%
King County, GO, 5.40%, 12/1/02                      1,400                1,414
Port of Seattle, TECP, 1.35%, 10/9/02                1,710                1,710
Washington, GO, 5.75%, 9/1/02                        1,500                1,500
Washington HFA
  Fred Hutchinson Cancer Research Center
  VRDN (Currently 1.95%)                             2,535                2,535
Washington Public Power Supply
  VRDN (Currently 1.25%)
  (MBIA Insured)                                     4,995                4,995
  VRDN (Currently 1.46%)
  (MBIA Insured)                                     9,390                9,390
Total Washington (Cost  $21,544)                                         21,544

U. S. VIRGIN ISLANDS  0.0%
Virgin Islands Public Fin. Auth.
  7.25%, 10/1/18 (Prerefunded 10/1/02!)                100                  102
Total U. S. Virgin Islands (Cost  $102)                                     102

Total Investments in Securities
100.8% of Net Assets (Cost$720,384)                             $       720,330


Other Assets Less Liabilities                                            (5,433)

NET ASSETS                                                      $       714,897
                                                                ---------------
Net Assets Consist of:
Undistributed net investment income (loss)                      $           245
Undistributed net realized gain (loss)                                       65
Net unrealized gain (loss)                                                  (54)
Paid-in-capital applicable to 714,748,391 shares
of $0.01 par value capital stock outstanding;
5,000,000,000 shares authorized                                         714,641

NET ASSETS                                                      $       714,897
                                                                ---------------

NET ASSET VALUE PER SHARE
TAX-EXEMPT SHARES
($678,024,203 / 677,893,695 SHARE SOUTSTANDING)                 $          1.00
-------------   -----------                                     ---------------
TAX-EXEMPT-PLUS CLASS SHARES
($36,872,372 / 36,854,696 SHARES OUTSTANDING)                   $          1.00
------------   ----------                                       ---------------

   !         Used in determining portfolio maturity
   AMBAC     AMBAC Indemnity Corp.
   BAN       Bond Anticipation Note
   DOT       Department of Transportation
   EFA       Educational Facility Authority
   FGIC      Financial Guaranty Insurance Company
   FSA       Financial Security Assurance Corp.
   GO        General Obligation
   HDA       Housing Development Authority
   HEFA      Health & Educational Facility Authority
   HFA       Health Facility Authority
   HFFA      Health Facility Financing Authority
   HHEFA     Health & Higher Educational Facility Authority
   IDA       Industrial Development Authority
   IDR       Industrial Development Revenue
   MBIA      Municipal Bond Investors Assurance Corp.
   PCR       Pollution Control Revenue
   TAN       Tax Anticipation Note
   TECP      Tax-Exempt Commercial Paper
   TRAN      Tax Revenue Anticipation Note
   VRDN      Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                             6 Months
                                                                Ended
                                                              8/31/02

Investment Income (Loss)
Interest income                                            $    5,911
Expenses
  Investment management                                         1,558
  Shareholder servicing
  Tax-Exempt Money shares                                         192
  Tax-Exempt Money - PLUS Class shares                             --
  Custody and accounting                                           64
  Registration                                                     34
  Prospectus and shareholder reports
  Tax-Exempt Money shares                                          13
  Tax-Exempt Money - PLUS Class shares                              3
  Legal and audit                                                  11
  Proxy and annual meeting                                          6
  Directors                                                         4
  Miscellaneous                                                    27
  Total expenses                                                1,912
  Expenses paid indirectly                                         (3)
  Net expenses                                                  1,909
Net investment income (loss)                                    4,002

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                             65
Change in net unrealized gain (loss) on securities                (51)
Net realized and unrealized gain (loss)                            14

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    4,016
                                                           ----------


The accompanying notes are an integral part of these financial statements.




T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/02              2/28/02

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $         4,002      $        15,937
  Net realized gain (loss)                              65                   63
  Change in net unrealized gain (loss)                 (51)                  --
  Increase (decrease) in net assets
  from operations                                    4,016               16,000

Distributions to shareholders
  Net investment income
  Tax-Exempt Money shares                           (3,759)             (15,394)
  Tax-Exempt Money - PLUS Class shares                (181)                (543)
  Decrease in net assets from distributions         (3,940)             (15,937)
Capital share transactions *
  Shares sold
  Tax-Exempt Money shares                          216,094              489,094
  Tax-Exempt Money - PLUS Class shares              23,296               50,228
  Distributions reinvested
  Tax-Exempt Money shares                            3,633               14,709
  Tax-Exempt Money - PLUS Class shares                 183                  543
  Shares redeemed
  Tax-Exempt Money shares                         (265,848)            (510,562)
  Tax-Exempt Money - PLUS Class shares             (15,736)             (43,475)
  Increase (decrease) in net assets from capital
  share transactions                               (38,378)                 537

Net Assets
Increase (decrease) during period                  (38,302)                 600
Beginning of period                                753,199              752,599

End of period                              $       714,897      $       753,199
                                           ---------------      ---------------

*Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.




T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2002


Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes. The fund offers two classes of shares: Tax-Exempt Money, offered since April 8, 1981, and Tax-Exempt Money-PLUS Class, which was first offered on November 1, 1998. Tax-Exempt Money-PLUS Class provides expanded shareholder services, the cost of which is borne by its shareholders. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters which relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $3,000 for the period ended August 31, 2002.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2002.

At August 31, 2002, the cost of investments for federal income tax purposes was $720,330,000.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $258,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $181,000 for the six months ended August 31, 2002, of which $34,000 was payable at period-end.




T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------
Investment Services and Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T.Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.




T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

T. Rowe Price Retirement Services

T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

PLANNING TOOLS AND SERVICES

T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

INVESTMENT VEHICLES

Individual Retirement Accounts (IRAs)
No-Load Variable Annuities
Small Business Retirement Plans

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.




T. Rowe Price Web Services
--------------------------------------------------------------------------------


www.troweprice.com

ACCOUNT INFORMATION

Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

FINANCIAL TOOLS AND CALCULATORS

College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

INVESTMENT TRACKING AND INFORMATION

My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.




T. Rowe Price College Planning
--------------------------------------------------------------------------------


College Planning

With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents. Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.




T. Rowe Price Advisory Services
--------------------------------------------------------------------------------

Advisory Services

If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Morningstar(registered trademark) Clear Future(servicemark) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.


* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.




T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
Domestic Taxable
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
F52-051  9/02

T. Rowe Price (registered trademark)
INVEST WITH CONFIDENCE